Derivatives - Additional Information (Details) - USD ($)	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2020
Derivative [Line Items]
Unrealized Gain	$ 3,747,000
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Notional amount	2,265,000	$ 6,923,000
Derivative asset	65,000	123,000
Forward Contracts [Member]
Derivative [Line Items]
Notional amount	2,500,000	6,250,000
Derivative net	$ (13,000)	$ 62,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Notional amount			$ 30,000,000